SHAREHOLDERS’ EQUITY (Details Narrative) $ / shares in Units, $ in Thousands																1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 16, 2024 USD ($) shares	Sep. 11, 2024 $ / shares shares	Aug. 30, 2024	Aug. 29, 2024 USD ($) shares $ / shares	Jul. 21, 2024 USD ($) $ / shares	Jul. 19, 2024 $ / shares shares	Jul. 10, 2024 USD ($) shares	Jun. 27, 2024 USD ($) $ / shares shares	Apr. 11, 2024 $ / shares shares	Feb. 28, 2024 $ / shares shares	Feb. 20, 2024 USD ($) $ / shares shares	Jan. 31, 2024 USD ($) shares $ / shares	Sep. 06, 2023 USD ($) $ / shares shares	Jun. 22, 2023 $ / shares shares	Mar. 07, 2023 USD ($) shares $ / shares	Sep. 30, 2024 shares	Mar. 31, 2024 USD ($) shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 USD ($) shares $ / shares	Jan. 15, 2025 shares	Dec. 31, 2024 € / shares	Oct. 28, 2024 shares	Aug. 28, 2024 shares	Jul. 15, 2024 shares	Jun. 30, 2024 USD ($) shares	Jun. 21, 2024 $ / shares shares	Apr. 30, 2024 shares	Apr. 24, 2024 shares	Feb. 01, 2024 shares	Jan. 04, 2024 shares	Apr. 25, 2023 shares	Mar. 07, 2023 AUD ($) shares
IfrsStatementLineItems [Line Items]
Par value per share post reverse split. | $ / shares																		$ 4.7025
Notes and debentures issued | $																																$ 828,240
Number of shares issued	793						1,818								1,000,000				579													1,000,000
Share issue expense | $															$ 186,000				$ 11,460,000
Number of ordinary shares issued															848,784
Number of ordinary shares cancelled															193,500,379
Description of conversion of debt to equity			In the event of an Event of Default, (i) the 1800 Diagonal Promissory Note shall become immediately due and payable, (ii) the principal and interest balance of the note shall be increased by 150% and (ii) the 1800 Diagonal Promissory Note may be converted into Ordinary Shares of the Company at the sole discretion of the 1800 Diagonal. The conversion price shall equal the lowest closing bid price of the Ordinary Shares during the prior ten trading day period multiplied by 75% (representing a 25% discount). Any such conversion is subject to customary conversion limitations set forth in the 1800 Diagonal Promissory Note so the 1800 Diagonal beneficially owns less than 4.99% of the Company’s Ordinary Share												shareholders received as consideration 1 ordinary share of the Company per 10.3624 Security Matters PTY Ltd.’s ordinary shares
Net proceeds | $																			$ 1,979,000
Number of shares commitment fees																			2
Implied value | € / shares																					€ 1
Net proceeds from offering | $																		$ 2,580,000
Capital raise fee | $																		660,000
Incremental fair value granted, modified share-based payment arrangements | $																		209,000
Exercise price of share | $ / shares											$ 508
Underwriter cash fee gross proceeds amount | $											$ 100,000
Number of warrants								32
Exercise price of share | $ / shares								$ 4.7025
Number of value converted | $	$ 23,000																	$ 2,110,000
Debt | $							$ 1,300,000
Issue of convertible shares	793						1,022
Number of options exercised																48
Black scholes pricing model [member]
IfrsStatementLineItems [Line Items]
Expected volatility																		71.56%
Risk-free interest rate																		3.82%
Expected term																		2 years 6 months	5 years
Expected dividend as percentage, share options granted																		0.00%	0.00%
Convertible promissory note [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																		670
Number of value converted | $																		$ 2,300,000
Investor [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		55,789																										1,275
Number of warrants										100,000,000
Exercise price of share | $ / shares										$ 0.05
Commitment fee percentage																												1.50%
Employees and service providers [member]
IfrsStatementLineItems [Line Items]
Number of options granted																		23,951	18
Stock option vesting period																			4 years
Exercise price | $ / shares																		$ 36
Contractual life of options																		5 years	5 years
Fair value of options at grant date | $																		$ 874,000	$ 219,000
Share-based expenses | $																		$ 1,000	$ 184,000
Vesting period description																		4
Share-based expenses | $																		$ 874,000
Top of range [member] | Black scholes pricing model [member]
IfrsStatementLineItems [Line Items]
Expected volatility																			78.35%
Risk-free interest rate																			3.58%
Top of range [member] | Employees and service providers [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares																			$ 188
Bottom of range [member] | Black scholes pricing model [member]
IfrsStatementLineItems [Line Items]
Expected volatility																			73.01%
Risk-free interest rate																			3.42%
Bottom of range [member] | Employees and service providers [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares																			$ 48.5
Bridge loans [member]
IfrsStatementLineItems [Line Items]
Number of shares issued															872,418																	872,418
Debt instruments held | $															$ 1,350,000
Underwriting agreement [member]
IfrsStatementLineItems [Line Items]
Net proceeds | $											2,690,000
Warrant term description														(i) the thirty day anniversary of the date of the Underwriting Agreement and (ii) the date on which the aggregate composite trading volume of the Company’s ordinary shares as reported by Bloomberg LP beginning on the date of the Underwriting Agreement exceeds 319 ordinary shares, a holder of Warrant As warrants may also provide notice and elect a cashless exercise
Fee and commission income | $											$ 2,910,000
Service provider agreements [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																			214											47
Payment for service | $																			$ 260,000
Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																		1,225
Description of conversion of debt to equity						The Alpha has the right, at any time, to convert all or any portion of the outstanding and unpaid principal amount and interest (including any costs, fees and charges) into the Company’s Ordinary Shares, at a conversion price equal to the lesser of $174 or 80% of the lowest volume weighted average price of the Company’s ordinary shares during the twenty trading days prior to the conversion, subject to customary adjustments as provided in the Alpha July Note including for fundamental transactions (the “Conversion option”) Any such conversion is subject to customary conversion limitations set forth in the Alpha July Note so the Alpha beneficially owns less than 4.99% of the Company’s Ordinary Shares. Any principal amount on the Alpha July Note which is not paid when due shall bear interest at the rate of the lesser of (i) 24.5% per annum and (ii) the maximum amount permitted by law during the Event of Default. Upon the occurrence of any Event of Default, the principal amount then outstanding plus accrued interest (including any costs, fees and charges) increases to 120% of such amount through the date of full repayment, as well as all costs of collection							Any such conversion is subject to customary conversion limitations set forth in the Purchase Agreement, so the investor beneficially owns less than 4.99% of the Company’s ordinary shares. Additionally, the Company has the right to convert in whole or in part the Alpha September 2023 Note into ordinary shares; provided that in no case shall the Company so convert the Alpha September 2023 Note if the result of the issuance of Ordinary Shares thereby would result in the beneficial ownership of the investor of ordinary shares in excess of 4.99%
Warrants term						5 years 6 months			5 years 6 months
Number of warrants						7,317			5,532
Exercise price of share | $ / shares						$ 178			$ 336				$ 3,501
Debt | $													$ 4,290,000
Securities purchase agreement [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise price of share | $ / shares													$ 4.7025
2022 incentive equity plan [member]
IfrsStatementLineItems [Line Items]
Number of authorized ordinary shares				53,500,000																			1,045,000
Private warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued															2,200,000																	2,200,000
Public warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued															6,250,000																	6,250,000
Warrants [member]
IfrsStatementLineItems [Line Items]
Net proceeds | $																		$ 1,000
Expected volatility																		70.39%
Risk-free interest rate																		4.13%
Warrants issued												213														117
Warrant exercise price | $ / shares												$ 4.7025														$ 4.7025
Restricted share units [member] | Employees directors and service providers [member]
IfrsStatementLineItems [Line Items]
Number of shares exercise of warrants and options																		15,342	27
Share-based expenses | $												$ 585,000						$ 978,000	$ 2,820,000
Number of RSUs granted												702						15,373	92
Fair value at grant date | $ / shares												$ 855
Vesting period description												The RSUs shall vest monthly in equal installments over 18 months beginning on the anniversary of the grant date
Restricted share units [member] | Advisor [member]
IfrsStatementLineItems [Line Items]
Share-based expenses | $					$ 43,000
Fair value at grant date | $ / shares					$ 43
Restricted share units [member] | Employees executive officers and directors [member]
IfrsStatementLineItems [Line Items]
Share-based expenses | $				$ 1,176,000
Number of RSUs granted				14,430
Fair value at grant date | $ / shares				$ 82
Restricted share units [member] | Top of range [member] | Employees directors and service providers [member]
IfrsStatementLineItems [Line Items]
Fair value at grant date | $ / shares																			$ 2,300
Restricted share units [member] | Bottom of range [member] | Employees directors and service providers [member]
IfrsStatementLineItems [Line Items]
Fair value at grant date | $ / shares																			$ 2,100
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		55,789						11,699,000							160,227		1,251	472,000		33,155,000				44,800,000	1,494	117			234			160,227
Net proceeds | $																	$ 527,000
Debt | $								$ 119,000																	$ 569,000
Ordinary shares issued upon conversion								410
Ordinary shares, authorized																		17,012,227	17,012,228
Ordinary shares [member] | Investor [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																		290,000
Ordinary shares [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																				1,163,000				597,000
Ordinary shares [member] | Underwriting agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued											5,672							1,620
Implied value | $ / shares											$ 513							$ 513
Pre funded warrants convertible description											1-for-1 basis
Beneficial ownership percentage											4.99%
Underwriter a cash fee percentage											2.50%
Ordinary shares [member] | Underwriting agreement [member] | EFHutton LLC [member]
IfrsStatementLineItems [Line Items]
Number of shares issued														284
Implied value | $ / shares														$ 11,286
Warrants exercise price per share | $ / shares														$ 11,286
Ordinary Shares Two [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued															303,053																	303,053
Net proceeds | $															$ 3,110,000
Pre-funded warrant [member] | Investor [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		131,930
Pre-funded warrant [member] | Underwriting agreement [member]
IfrsStatementLineItems [Line Items]
Implied value | $ / shares																		$ 4,052
Warrant B [member]
IfrsStatementLineItems [Line Items]
Warrant exercise price | $ / shares																			$ 4.7025
WarrantShares | $ / shares																			$ 284
Fees and expenses | $																			$ 697
Warrant B [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																			319
Warrant exercise price | $ / shares																			$ 106
Warrant shares																			319
Warrant B [member] | Inducement Offer letter Agreement [Member]
IfrsStatementLineItems [Line Items]
Warrant exercise price | $ / shares																			$ 2,458
Underwriter warrant [member]
IfrsStatementLineItems [Line Items]
Warrants term																		5 years
Warrants price per share | $ / shares																		$ 123
Expected volatility																		70.39%
Risk-free interest rate																		4.13%
Warrants issued																		312
Warrant exercise price | $ / shares																		$ 564
Warrant B one [member]
IfrsStatementLineItems [Line Items]
Warrant exercise price | $ / shares																			$ 2,458
Warrant B one [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																			106
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued								900,000							24,568,773																	24,568,773
Number of shares exercise of warrants and options															32,211,716
Warrants exercise price, per share | $ / shares															$ 11.5
Warrants market price per share | $ / shares															$ 0.0204
Number of warrants																		5,387
Warrants [member] | Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued									5,532
Implied value | $ / shares									$ 336
Expected volatility									52.08%
Risk-free interest rate									5.17%
Number of shares converted																		7,188
Redeemable warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares exercise of warrants and options															200,000
Warrants exercise price, per share | $ / shares															$ 11.5
Warrant price per share | $ / shares															$ 5
Warrants term															5 years
Expected volatility																		53.94%	73.74%
Risk-free interest rate																		4.27%	3.91%
Warrant A [member] | Investor [member]
IfrsStatementLineItems [Line Items]
Number of warrants																		1,838
Warrant A [member] | Underwriting agreement [member] | EFHutton LLC [member]
IfrsStatementLineItems [Line Items]
Number of shares issued														284
Warrants exercise price per share | $ / shares														$ 513
Warrant A [member] | Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued													1,838
Warrants exercise price per share | $ / shares													$ 4.7025
Warrant A [member] | Ordinary shares [member] | Underwriting agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued														284
Warrant A [member] | Ordinary shares [member] | Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued													1,838
Public offering [member] | Underwriting agreement [member]
IfrsStatementLineItems [Line Items]
Description of share-based payment arrangement														(a) up to 43 additional ordinary shares (15% of the Firm Shares) at a subscription price per share of $11,286 (100% of the public offering price allocated to each Firm Share) (the “Option Shares” and together with the Firm Shares, the “Shares”) or Pre-Funded Warrants to subscribe for up to 43 ordinary shares at a price per share of $11,286 (100% of the public offering price allocated to each Firm Share less $11,281) and the remaining non pre-funded exercise price of each pre-funded warrant will be $11,281 per share, and/or (b) 43 warrants in the form of Warrant As to subscribe for an aggregate of 43 ordinary shares (15% of the Firm Warrants) at an exercise price of $11,286 per warrant (100% of the public offering price allocated to each set of warrants in the form of Warrant As), and/or (c) 43 warrants in the form of Warrant Bs to purchase an aggregate of 43 ordinary shares (15% of the Firm Warrants) at a purchase price of $11,286 per warrant (100% of the public offering price allocated to each set of warrants in the form of Warrant Bs) (the “Option Warrants” and together with the Firm Warrants and Pre-Funded Warrants, if any, the “Warrants”), which may be subscribed for in any combination of Option Shares and/or the Option Warrants
Public offering [member] | Ordinary shares [member] | Underwriting agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued														43
Implied value | $ / shares														$ 11,286
Warrants exercise price per share | $ / shares														$ 11,281
Public offering [member] | Pre-funded warrant [member] | Underwriting agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued														43
Warrants exercise price per share | $ / shares														$ 11,281
Warrants price per share | $ / shares														$ 11,286
Public offering [member] | Warrant A [member] | Underwriting agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued														43
Warrants exercise price per share | $ / shares														$ 11,286
Public offering [member] | Warrant B [member] | Underwriting agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued														43
Warrants exercise price per share | $ / shares														$ 11,286
Derivative financial liability pe share | $ / shares																		$ 129
Warrant B [member]
IfrsStatementLineItems [Line Items]
Warrants to purchase ordinary shares																		425
Warrants to purchase ordinary amount | $																		$ 865,000
Warrant B [member] | Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued													1,225
Warrants exercise price per share | $ / shares													$ 3,501
Warrant B [member] | Ordinary shares [member] | Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued													1,225
Pre-funded warrant [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		131,930
Exercise price of share | $ / shares		$ 0.00285
Pre-funded warrant [member] | Underwriting agreement [member]
IfrsStatementLineItems [Line Items]
Exercise price of share | $ / shares																		$ 508
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																		290									32
Number of warrants																		467,424
Number of shares converted																		472									54
Ordinary shares [member] | Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Number of warrants									1,225
Series A common warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																		277,439
Number of shares outstanding																		488,762
Series A common warrants [member] | Investor [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		375,439																				390,763
Series B common warrants [member] | Investor [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																						195,381
Incentive equity plan [member]
IfrsStatementLineItems [Line Items]
Number of ordinary shares, percentage																															15.00%
Ordinary shares, authorized																															2,378